UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUES:
Vessel revenues (net of commissions to charterers of 88,154 and 282,059 respectively)	$ 5,310,936	$ 1,880,723
Total revenues	5,310,936	1,880,723
EXPENSES:
Voyage expenses (including $23,901 and $0 to related party for the six months ended June 30, 2019 and 2020, respectively)	(259,600)	(57,949)
Vessel operating expenses	(2,604,336)	(874,260)
Management fees to related party	(273,000)	(57,920)
Depreciation and amortization	(694,372)	(345,705)
General and administrative expenses
Company administration expenses	(237,636)	(113,420)
Public registration costs	0	(132,091)
Total expenses	(4,068,944)	(1,581,345)
Operating income	1,241,992	299,378
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $0 and $151,667 to related party for the six months ended June 30, 2019 and 2020, respectively)	(1,665,828)	(1,554)
Interest income	32,092	21,416
Foreign exchange losses	(12,724)	(2,668)
Total other income/(expenses), net	(1,646,460)	17,194
Net income/(loss)	(404,468)	316,572
Comprehensive income/(loss)	$ (404,468)	$ 316,572
Loss per common share, basic and diluted (in dollars per share)	$ (0.05)	$ (0.56)
Weighted average number of common shares, basic and diluted (in shares)	8,027,649	2,400,000